Summary of Significant Accounting Policies	12 Months Ended
Dec. 31, 2020
Accounting Policies [Abstract]
Summary of Significant Accounting Policies
2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Basis of presentation
The consolidated financial statements have been prepared in accordance with United States generally accepted accounting principles (“U.S. GAAP”).
Principles of consolidation
The consolidated financial statements of the Group include the financial statements of the Company, its subsidiaries, and the VIEs for which the Company is the primary beneficiary. All significant intercompany balances and transactions have been eliminated upon consolidation.
Use of estimates
The preparation of consolidated financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosures of contingent assets and liabilities at the balance sheet dates and the reported amounts of revenue and expenses during the reporting periods. Significant estimates and assumptions reflected in the Group’s consolidated financial statements include, but are not limited to, allowance for doubtful accounts for accounts receivable, measurement of operating right-of-use
assets and lease liabilities, impairment of long-lived assets, useful lives of property and equipment, realization of deferred tax assets, share-based compensation expense and the fair value of financial instruments. Management bases the estimates on historical experience and various other assumptions that are believed to be reasonable, the results of which form the basis for making judgments about the carrying values of assets and liabilities. Actual results could materially differ from those estimates.
The Group reviews the estimated useful lives of its property and equipment on an ongoing basis. Due to increasing purchase of high-end
equipment, continuous improvements in the Group’s software and enhancements in the Group’s capability of operation, effective July 1, 2020, the Group changed its estimates of the useful life for certain electronic equipment from three to four years. The effect of this change in estimate was to reduce depreciation expense, net loss and net loss per share for the year ended December 31, 2020 by approximately RMB164,768 (US$25,252), RMB164,768 (US$25,252) and RMB0.07 (US$0.01), respectively.
Foreign currency
The Group’s financial information is presented in Renminbi (“RMB”). The functional currency of the Company and Kingsoft Cloud Inc. is U.S. dollars (“US$”). The functional currency of Kingsoft Cloud Corporation Limited is Hong Kong Dollars (“HK$”). The functional currency of the Company’s subsidiaries and the VIEs located in the PRC is RMB.
Transactions denominated in foreign currencies are
re-measured
into the functional currency at the exchange rates prevailing on the transaction dates. Monetary assets and liabilities denominated in foreign currencies are re-measured
at the exchange rates prevailing at the balance sheet date.
Non-monetary
items that are measured in terms of historical cost in foreign currency are re-measured
using the exchange rates at the dates of the initial transactions. Exchange gains and losses are included in the consolidated statements of comprehensive loss. The Company uses the average exchange rate for the year and the exchange rate at the balance sheet date to translate the operating results and financial position, respectively. Translation differences are recorded in accumulated other comprehensive income (loss), a component of shareholders’ (deficit) equity.
Convenience translation
Amounts in U.S. dollars are presented for the convenience of the reader and are translated at the noon buying rate of RMB6.5250 per US$1.00 on December 31, 2020 in the City of New York for cable transfers of RMB as certified for customs purposes by the Federal Reserve Bank of New York. No representation is made that the RMB amounts could have been, or could be, converted into US$ at such rate.
Cash and cash equivalents
Cash and cash equivalents consist of cash on hand and time deposits or other highly liquid investments placed with banks or other financial institutions which are unrestricted as to withdrawal or use and have original maturities of less than three months. There are no restricted cash balances for the periods presented.
Short-term investments
The Group’s short-term investments comprise primarily of cash deposits at fixed rates with original maturities of greater than three months, but less than 12 months.
Non-controlling interests
A non-controlling interest
is recognized to reflect the portion of subsidiaries’ equity which is not attributable, directly or indirectly, to the Group. Consolidated net loss on the consolidated statements of comprehensive loss includes the net income attributable to non-controlling interests.
The cumulative results of operations attributable
to non-controlling interests
are recorded
as “non-controlling interests”
in the Group’s consolidated balance sheets.
Equity investments
The Group’s equity investments are long-term investments in unlisted companies based in the PRC over which the Group neither has significant influence nor control through investment in common stock or in-substance
common stock. The Group has early adopted ASC 321,
Investments — Equity Securities
(“ASC 321”) on January 1, 2018, pursuant to which, equity investments with readily determinable fair value, except for those accounted for under the equity method, those that result in consolidation of the investee and certain other investments, are measured at fair value, and any changes in fair value are recognized in earnings. For equity securities without readily determinable fair value and do not qualify for the existing practical expedient in ASC 820,
Fair Value Measurements and Disclosures
(“ASC 820”) to estimate fair value using the net asset value per share (or its equivalent) of the investment, the Group elected to use the measurement alternative to measure all its investments at cost, less any impairment, plus or minus changes resulting from observable price changes in orderly transactions for identical or similar investments of the same issuer, if any.
The Group makes a qualitative assessment of whether the equity investments are impaired at each reporting date. If a qualitative assessment indicates that the investment is impaired, the entity has to estimate the investment’s fair value in accordance with the principles of ASC 820. If the fair value is less than the investment’s carrying value, the entity has to recognize an impairment loss in the statements of comprehensive loss equal to the difference between the carrying value and fair value. As of December 31, 2019 and 2020, the carrying amount of the Group’s equity investments measured at fair value using the measurement alternative was RMB114,876 and RMB126,583 (US$19,400), respectively, net of accumulated impairment of RMB nil and RMB nil (US$ nil), respectively. The Group recognized RMB nil and RMB14,301 (US$2,192) unrealized gains (upward adjustments), and RMB nil and RMB nil (US$ nil) unrecognized losses (downward adjustments) resulting from observable price changes in orderly transactions for an identical or similar investment of the same issuer in changes in fair value of financial instruments on the consolidated statements of comprehensive loss for years ended December 31, 2019 and 2020, respectively. For all periods presented, no equity securities were sold.
Fair value measurements
Financial instruments of the Group primarily include cash and cash equivalents, short-term investments, accounts receivable, equity investments, accounts payable, other liabilities, amounts due from and due to related parties, bank loans, convertible preferred shares and redeemable convertible preferred shares. For equity investments, the Group elected to use the measurement alternative to measure those investments at cost, less any impairment, plus or minus changes resulting from observable price changes in orderly transactions for identical or similar investments of the same issuer, if any. The Group, with the assistance of an independent third-party valuation firm, determined the estimated fair value of its equity investments using the alternative measurement. The carrying amount of the bank loans approximates their fair values due to the fact that the related interest rates approximate the interest rates currently offered by financial institutions for similar debt instruments of comparable maturities. The convertible preferred shares and redeemable convertible preferred shares were initially recorded at issue price net of issuance costs. As it relates to the redeemable convertible preferred shares, the Group recognizes changes in the redemption value as they occur and adjusts the carrying value of the redeemable convertible preferred shares to equal the redemption value at the end of each reporting period. The Group applies ASC 820 in measuring fair value. ASC 820 defines fair value, establishes a framework for measuring fair value and requires disclosures to be provided on fair value measurement. The carrying amounts of the remaining financial instruments, approximate their fair values because of their short-term maturities.
ASC 820 establishes a three-tier fair value hierarchy, which prioritizes the inputs used in measuring fair value as follows:
Level 1—Observable inputs that reflect quoted prices (unadjusted) for identical assets or liabilities in active markets.
Level 2—Include other inputs that are directly or indirectly observable in the marketplace.
Level 3—Unobservable inputs which are supported by little or no market activity.
ASC 820 describes three main approaches to measuring the fair value of assets and liabilities: (1) market approach; (2) income approach and (3) cost approach. The market approach uses prices and other relevant information generated from market transactions involving identical or comparable assets or liabilities. The income approach uses valuation techniques to convert future amounts to a single present value amount. The measurement is based on the value indicated by current market expectations about those future amounts. The cost approach is based on the amount that would currently be required to replace an asset.
Accounts receivable and allowance for doubtful accounts
Accounts receivable are recognized and carried at original invoiced amount less an allowance for any potential uncollectible amounts. An allowance for doubtful accounts is recorded when collection of the full amount is no longer probable. In evaluating the collectability of receivable balances, the Group considers specific evidence including the aging of the receivable, the customer’s payment history, its current credit-worthiness and current economic trends. Accounts receivable are written off after all collection efforts have ceased.
Property and equipment, net
Property and equipment are stated at cost and are depreciated using the straight-line method over the estimated useful lives of the assets, as follows:

Category	Estimated Useful Life
Electronic equipment	3–4 years
Office equipment and fixtures	5 years
Data center machinery and equipment	10 years
Repair and maintenance costs are charged to expense as incurred, whereas the cost of renewals and betterments that extend the useful lives of property and equipment are capitalized as additions to the related assets. Retirements, sales and disposals of assets are recorded by removing the cost and accumulated depreciation from the asset and accumulated depreciation accounts with any resulting gain or loss reflected in the consolidated statements of comprehensive loss.
Direct costs that are related to the construction of property and equipment, and incurred in connection with bringing the assets to their intended use are capitalized as construction in progress. Construction in progress is transferred to specific property and equipment, and the depreciation of these assets commences when the assets are ready for their intended use.
Intangible assets
Intangible assets are carried at cost less accumulated amortization and any recorded impairment. Intangible assets with finite useful lives are amortized using a straight-line method of amortization that reflects the estimated pattern in which the economic benefits of the intangible asset are to be consumed. The estimated useful life for the intangible assets is as follows:

Category	Estimated Useful Life
Domain names	10 years
Purchased software and copyrights	3–10 years
Others	3 years
Impairment of long-lived assets
The Group evaluates its long-lived assets for impairment whenever events or changes in circumstances, such as a significant adverse change to market conditions that will impact the future use of the assets, indicate that the carrying amount of an asset may not be fully recoverable. When these events occur, the Group evaluates the recoverability of long-lived assets by comparing the carrying amount of the assets to the future undiscounted cash flows expected to result from the use of the assets and their eventual disposition. If the sum of the expected undiscounted cash flows is less than the carrying amount of the assets, the Group recognizes an impairment loss based on the excess of the carrying amount of the assets over their fair value. Fair value is generally determined by discounting the cash flows expected to be generated by the assets, when the market prices are not readily available. For all periods presented, there was no impairment of any of the Group’s long-lived assets.
Segment reporting
In accordance with ASC
280-10,
Segment Reporting: Overall
(“ASC 280”), the Group’s chief operating decision maker (“CODM”) has been identified as the Chief Executive Officer who reviews the consolidated results of operations when making decisions about allocating resources and assessing performance of the Group as a whole and hence, the Group has only one operating segment. The Group does not distinguish between markets or segments for purposes of internal reporting. A majority of the Group’s revenues for the years ended December 31, 2018, 2019 and 2020 were generated from the PRC. As of December 31, 2019 and 2020, a majority of the long-lived assets of the Group are located in the PRC, and therefore, no geographical segments are presented.
Revenue recognition
In May 2014, the FASB issued Accounting Standard Update (“ASU”)
2014-09,
Revenue from Contracts with Customers
(“ASC 606”), which replaces numerous requirements in U.S. GAAP, including industry-specific requirements, and provides companies with a single revenue recognition model for recognizing revenue from contracts with customers. The core principle of the new standard is that a company should recognize revenue to depict the transfer of promised goods or services to customers in an amount that reflects the consideration to which the Company expects to be entitled in exchange for those goods or services. The two permitted transition methods under the new standard are the full retrospective method, in which case the standard would be applied to each prior reporting period presented and the cumulative effect of applying the standard would be recognized at the earliest period shown, or the modified retrospective method, in which case the cumulative effect of applying the standard would be recognized at the date of initial application. In July 2015, the FASB approved the deferral of the new standard’s effective date by one year. The new standard is effective for annual reporting periods beginning after December 15, 2017. The FASB permits companies to adopt the new standard early, but not before the original effective date of annual reporting periods beginning after December 15, 2016.
Effective January 1, 2017, the Group elected to adopt the requirements of ASC 606 using the full retrospective method. The Group applies the five-step model outlined in ASC 606. The Group accounts for a contract when it has approval and commitment from the customer, the rights of the parties are identified, payment terms are identified, the contract has commercial substance and collectability of consideration is probable.
Revenue is allocated to each performance obligation based on its standalone selling price. The Group generally determines standalone selling prices based on observable prices. If the standalone selling price is not observable through past transactions, the Group estimates the standalone selling price based on multiple factors, including, but not limited to, historical discounting trends for services, gross margin objectives, internal costs, and industry technology lifecycles. Timing of revenue recognition may differ from the timing of invoicing to customers. For certain revenue contracts, customers are required to pay before the services are delivered to the customer. The Group recognizes a contract asset or a contract liability in the consolidated balance sheets, depending on the relationship between the entity’s performance and the customer’s payment. Contract liabilities represents the excess of payments received as compared to the consideration earned and is reflected in “accrued expenses and other liabilities” in the Group’s consolidated balance sheets. Contract assets primarily relate to the Group’s rights to consideration for work completed in relation to its services performed but not billed at the reporting date, and is reflected in “prepayments and other assets” in the Group’s consolidated balance sheets. The contract assets are transferred to the receivables when the rights become unconditional. Using the practical expedient in ASC 606, the Group does not adjust the promised amount of consideration for the effects of a significant financing component if it expects, at contract inception, that the period between the transfer of the promised good or service to the customer and when the customer pays for that good or service will be one year or less. Pursuant to ASC
606-10-32-2A,
the Group also elected to exclude sales taxes and other similar taxes from the measurement of the transaction price. Therefore, revenues are recognized net of value added taxes (“VAT”) and surcharges.
Public cloud services
The Group provides integrated cloud-based services including cloud computing, storage and delivery. The nature of the Group’s performance obligation is a single performance obligation to stand ready to provide an unspecified quantify of integrated cloud-based services each day throughout the contract period. The Group uses monthly utilization records, an output measure, to recognize revenue over time as it most faithfully depicts the simultaneous consumption and delivery of services. At the end of each month, the transaction consideration is fixed based on utilization records and no variable consideration exists.
Enterprise cloud services
The Group provides comprehensive customized cloud-based solutions, which are typically completed within one to six months (“Solutions”). The components within the Solutions are not distinct within the context of the contract because they are considered highly interdependent and the customer can only benefit from these components in conjunction with one another as a two-way
dependency exists. The Group also provides post-delivery maintenance and upgrade services that are mainly technical support services performed by the Group’s technical support team. Therefore, the arrangement has three performance obligations, the Solutions, maintenance and upgrades. Revenue allocated to the Solutions and upgrades, is recognized at a point in time only upon customer acceptance of the Solutions and upon delivery of the specified upgrade, respectively. Revenue allocated to maintenance is recognized over time because the customer simultaneously receives and consumes the benefits as the Group performs throughout a fixed term. Revenue allocated to maintenance was amounted to

RMB317 and RMB4,145 (US$635) for the years ended December 31, 2019 and 2020
,

respectively.
Revenue allocated to upgrades during the periods presented were immaterial.
Others
The Group acts an agent to arrange for advertising services to be provided by popular external applications, primarily Xiaomi Corporation (“promotion services”). The Group recognizes revenue on a net basis because the Group is not responsible for fulfilling the promise to provide the specified advertising service, neither does it control the advertising resources nor have inventory risk. The net fee revenue from promotion services is recognized at a point in time when the advertisements are delivered by the external application. The Group discontinued providing all promotion services in early 2019.
In 2019 and 2020, others mainly include services ancillary to the Group’s other revenue streams such as IoT solutions. The components within the solutions are not distinct within the context of the contract because they are considered highly interdependent and the customer can only benefit from these components in conjunction with one another as a two-way
dependency exists. Revenue from solutions is recognized at the point in time upon customer acceptance.
Cost of revenue
Cost of revenues primarily includes bandwidth and internet data center costs, depreciation expense of electronic equipment, data center machinery and equipment, salaries and benefits for employees directly involved in revenue generation activities, and other expenses such as software purchases directly attributable to the provision of services.
Research and development
Research and development expenses primarily consist of salaries and benefits for research and development personnel, and third party service provider costs. The Group expenses research and development costs as they are incurred.
Advertising expenditures
Advertising costs are expensed when incurred and are included in sales and marketing expenses in the consolidated statements of comprehensive loss. For the years ended December 31, 2018, 2019 and 2020, the advertising expenses were approximately
RMB23,030, RMB29,271 and RMB15,348 (US$2,352), respectively.
Government grants
Government grants primarily consist of financial grants received from provincial and local governments for operating a business in their jurisdictions and compliance with specific policies promoted by the local governments. There are no defined rules and regulations to govern the criteria necessary for companies to receive such benefits, and the amount of financial subsidy is determined at the discretion of the relevant government authorities. Government grants of non-operating
nature and with no further conditions to be met are recorded as non-operating
income in “Other income, net” when received. The remaining government grants are related to acquisition of assets. The grants are recorded as “deferred government grants” included in the accrued expenses and other liabilities line items in the consolidated balance sheets when received. Once the Group fulfills the conditions stipulated under the grant, the grant amount is deducted from the carrying amount of the asset with a corresponding reduction in the deferred government grant balance.
Leases
The Group adopted ASU
No. 2016-02,
Leases (Topic 842)
and all subsequent ASU’s relating to this Topic (collectively, “ASC 842”) on January 1, 2020 by using the modified retrospective method and did not restate the comparable periods. The Group has elected the package of practical expedients, which allows the Group to carry forward the historical lease classification, not to assess whether a contract is or contains a lease, and initial direct costs for any leases that exist prior to adoption of the new standard. The Group has also elected the practical expedient the short-term lease exemption for contracts with lease terms of 12 months or less.
The Group determines if an arrangement is a lease or contains a lease at lease inception. For operating leases, the Group recognizes a right-of-use asset and a lease liability on the consolidated balance sheets based on the present value of the lease payments over the lease term at commencement date. As most of the Group’s leases do not provide an implicit rate, the Group estimates its incremental borrowing rate based on the information available at the commencement date in determining the present value of lease payments. The incremental borrowing rate is estimated to approximate the interest rate on a collateralized basis with similar terms and payments, and in economic environments where the leased asset is located. Lease expense is recorded on a straight-line basis over the lease term.
Upon adoption, the Group recognized operating lease
right-of-use
assets of RMB92,339 (US$14,152) and total lease liabilities of RMB88,608 (US$13,580) for operating leases as of January 1, 2020. As of December 31, 2020, the Group recognized right-of-use
assets of RMB266,968 (US$40,915) for operating leases, and total operating lease liabilities of RMB259,427 (US$39,759), including current portion of RMB76,469 (US$11,719) and non-current
portion of RMB182,958 (US$28,040). The impact of adopting ASC 842 on the Group’s opening accumulated deficit and current year net loss is not material.
Comprehensive loss
Comprehensive loss is defined as the changes in equity of the Group during a period from transactions and other events and circumstances excluding transactions resulting from investments by shareholders and distributions to shareholders. Among other disclosures, ASC 220,
Comprehensive Income
, requires that all items that are required to be recognized under current accounting standards as components of comprehensive loss be reported in a financial statement that is displayed with the same prominence as other financial statements. For each of the periods presented, the Group’s comprehensive loss includes net loss and foreign currency translation adjustments and is presented in the consolidated statements of comprehensive loss.
Income taxes
The Group follows the liability method of accounting for income taxes in accordance with ASC 740,
Income Taxes
(“ASC 740”). Under this method, deferred tax assets and liabilities are determined based on the difference between the financial reporting and tax bases of assets and liabilities using enacted tax rates that will be in effect in the period in which the differences are expected to reverse. The Group records a valuation allowance to offset deferred tax assets if based on the weight of available evidence, it is more-likely-than-not
that some portion, or all, of the deferred tax assets will not be realized. The effect on deferred taxes of a change in tax rate is recognized in tax expense in the period that includes the enactment date of the change in tax rate.
The Group accounted for uncertainties in income taxes in accordance with ASC 740. Interest and penalties arising from underpayment of income taxes shall be computed in accordance with the related PRC tax law. The amount of interest expense is computed by applying the applicable statutory rate of interest to the difference between the tax position recognized and the amount previously taken or expected to be taken in a tax return. Interest and penalties recognized in accordance with ASC 740 are classified in the consolidated statements of comprehensive loss as income tax expense.
In accordance with the provisions of ASC 740, the Group recognizes in its consolidated financial statements the impact of a tax position if a tax return position or future tax position is “more likely than not” to prevail based on the facts and technical merits of the position. Tax positions that meet the “more likely than not” recognition threshold are measured at the largest amount of tax benefit that has a greater than fifty percent likelihood of being realized upon settlement. The Group’s estimated liability for unrecognized tax benefits, if any, will be recorded in the “other non-current
liabilities” in the accompanying consolidated financial statements is periodically assessed for adequacy and may be affected by changing interpretations of laws, rulings by tax authorities, changes and/or developments with respect to tax audits, and expiration of the statute of limitations. The actual benefits ultimately realized may differ from the Group’s estimates. As each audit is concluded, adjustments, if any, are recorded in the Group’s consolidated financial statements. Additionally, in future periods, changes in facts, circumstances, and new information may require the Group to adjust the recognition and measurement estimates with regard to individual tax positions. Changes in recognition and measurement estimates are recognized in the period in which the changes occur.
Share-based compensation
Awards granted to employees
The Group applies ASC 718,
Compensation—Stock Compensation
(“ASC 718”), to account for its employee share-based payments. In accordance with ASC 718, the Group determines whether an award should be classified and accounted for as a liability award or equity award. All the Group’s share-based awards to employees were classified as equity awards and are recognized in the consolidated financial statements based on their grant date fair values.
The Group uses the accelerated method for all awards granted with graded vesting based on service conditions. The Group has early adopted ASU
2016-09,
Compensation—Stock Compensation
(Topic 18)
, Improvements to Employee Share-Based Payment Accounting
and elected to account for forfeitures as they occur. The Group, with the assistance of an independent third party valuation firm determined the fair value of the share-based awards granted to employees. The binomial option pricing model was applied in determining the estimated fair value of the options granted to employees.
Loss per share
In accordance with ASC 260,
Earnings Per Share
(“ASC 260”), basic loss per share is computed by dividing net loss attributable to ordinary shareholders by the weighted average number of ordinary shares outstanding during the year using the two-class
method. Under the
two-class
method, net loss is allocated between ordinary shares and other participating securities based on their participating rights. The Company’s Series A and Series B convertible preferred shares, and Series C, Series D and Series D+ redeemable convertible preferred shares are participating securities. Diluted loss per share is calculated by dividing net loss attributable to ordinary shareholders as adjusted for the effect of dilutive ordinary equivalent shares, if any, by the weighted average number of ordinary and dilutive ordinary equivalent shares outstanding during the period. For the periods presented herein, the computation of basic loss per share using the two-class
method is not applicable as the Company is in a net loss position and the participating securities do not have contractual rights and obligations to share in the losses of the Company.
Diluted loss per share is calculated by dividing net loss attributable to ordinary shareholders as adjusted for the effect of dilutive ordinary equivalent shares, if any, by the weighted average number of ordinary and dilutive ordinary equivalent shares outstanding during the period. Ordinary equivalent shares consist of the ordinary shares issuable upon the conversion of the Company’s convertible preferred shares and redeemable convertible preferred shares using the if-converted
method; and ordinary shares issuable upon the exercise of share options and vesting of awarded shares, using the treasury stock method. Ordinary share equivalents are excluded from the computation of diluted per share if their effects would be anti-dilutive.
Employee benefit expenses
All eligible employees of the Group are entitled to staff welfare benefits including medical care, welfare grants, unemployment insurance and pension benefits through a PRC government-mandated multi-employer defined contribution plan. The Group is required to accrue for these benefits based on certain percentages of the qualified employees’ salaries. The Group is required to make contributions to the plans out of the amounts accrued. The PRC government is responsible for the medical benefits and the pension liability to be paid to these employees and the Group’s obligations are limited to the amounts contributed. The Group has no further payment obligations once the contributions have been paid.
The Group recorded employee benefit expenses of RMB114,305, RMB155,848 and RMB126,784

(US$19,430) for the years ended December 31, 2018, 2019 and 2020, respectively.
Impact of
COVID-19
For the year ended December 31, 2020,
COVID-19
has had immaterial impact on the Group’s operations. There are still uncertainties of
COVID-19’s
future impact, and the extent of the impact will depend on a number of factors, including the duration and severity of the pandemic; the uneven impact to certain industries; and the macroeconomic impact of government measures to contain the spread of
COVID-19
and related government stimulus measures. As a result, certain of the Group’s estimates and assumptions, including allowance for doubtful accounts, equity investments or long-lived assets subject to impairment assessments, require increased judgment and carry a higher degree of variability and volatility that could result in material changes to the Group’s estimates in future periods.
Recent accounting pronouncements
The Company is an emerging growth company (“EGC”) as defined by the Jumpstart Our Business Startups Act (“JOBS Act”). The JOBS Act provides that an EGC can take advantage of extended transition periods for complying with new or revised accounting standards. This allows an EGC to delay adoption of certain accounting standards until those standards would otherwise apply to private companies. The Company elected to take advantage of the extended transition periods. However, this election will not apply should the Company cease to be classified as an EGC.
In June 2016, the FASB issued ASU
No. 2016-13,
Financial Instruments—Credit Losses (Topic 326)
,
Measurement of Credit Losses on Financial Instruments
(“ASU
2016-13”).
ASU
2016-13
changes the impairment model for most financial assets and certain other instruments. The standard will replace the “incurred loss” approach with an “expected loss” model for instruments measured at amortized cost. For available-for-sale
debt securities, entities will be required to record allowances rather than reduce the carrying amount, as they do today under the other-than-temporary impairment model. The amendments in ASU
2016-13
are effective for fiscal years beginning after December 15, 2020, including interim periods within fiscal years beginning after December 15, 2021. The Group is in the process of evaluating the impact of adoption of this guidance on its consolidated financial statements.
In August 2018, the FASB issued ASU
No. 2018-15,
Intangibles—Goodwill and
Other-Internal-Use
Software (Subtopic
350-40):
Customer’s Accounting for Implementation Costs Incurred in a Cloud Computing Arrangement That Is a Service Contract
. This update requires a customer in a cloud computing arrangement that is a service contract to follow the internal-use
software guidance in ASC
350-40
to determine which implementation costs to defer and recognize as an asset. This update is effective for fiscal years beginning after December 15, 2020, and interim periods within fiscal years beginning after December 15, 2021. Early adoption is permitted, including adoption in any interim period. The Group will adopt ASU
2018-15
on January 1, 2021. This guidance should be applied either retrospectively or prospectively to all implementation costs incurred after the date of adoption. The Group is currently evaluating the impact on its consolidated financial statements of adopting this guidance.
In December 2019, the FASB issued
ASU 2019-12
,
 Simplifying the Accounting for Income Taxes
, as part of its initiative to reduce complexity in accounting standards. The amendments in the ASU are effective for fiscal years beginning after December 15, 2020, including interim periods therein. Early adoption of the standard is permitted, including adoption in interim or annual periods for which financial statements have not yet been issued. Subsequent to the periods presented, the Group adopted the ASU prospectively on January 1, 2021. The Group is currently evaluating the impact of this accounting standard update on its consolidated financial statements.
In January 2020, the FASB issued ASU
No. 2020-01,
Investments—Equity Securities (Topic 321), Investments—Equity Method and Joint Ventures (Topic 323), and Derivatives and Hedging (Topic 815)
—Clarifying the Interactions between Topic 321, Topic 323, and Topic 815 (a consensus of the FASB Emerging Issues Task Force)
(“ASU
2020-01”),
which clarifies the interactions of the accounting for certain equity securities under ASC 321, investments accounted for under the equity method of accounting in ASC 323, and the accounting for certain forward contracts and purchased options accounted for under ASC 815. ASU
2020-01
could change how an entity accounts for (i) an equity security under the measurement alternative and (ii) a forward contract or purchased option to purchase securities that, upon settlement of the forward contract or exercise of the purchased option, would be accounted for under the equity method of accounting or the fair value option in accordance with ASC 825. These amendments improve current U.S. GAAP by reducing diversity in practice and increasing comparability of the accounting for these interactions. The new guidance is effective for fiscal years, and interim periods within those fiscal years, beginning after December 31, 2020. Early adoption is permitted. The Company is currently in the process of evaluating the of adopting ASU
2020-01
on its consolidated financial statements and related disclosure.